Common, subordinated and preferred units - Additional information (Details) - $ / shares	Oct. 05, 2022	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A Preferred Stock [Member] | Scenario, Forecast [Member]
Common And Subordinated Units [Line Items]
Preferred Stock, Liquidation Preference Per Share	$ 25.00
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred stock distribution rate, Percentage	8.75%
Partners Capital Distribution Amount Per Unit	$ 2.1875
Preferred Stock, Par or Stated Value Per Share	$ 25.00
Common units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units		15,257,498	15,257,498	2,101,438
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Partners Capital Account, Units		15,257,498